Advances to suppliers, net (Details 1) (Advances To Suppliers [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Advances To Suppliers [Member]
Advances to suppliers, net [Line Items]
Balance at beginning of year	$ 138,834	$ 454,128
Addition to doubtful accounts expense	252,952	139,085
Deduction - utilization or return of advances	(58,117)	(458,692)
Translation adjustments	(559)	4,313
Balance at end of year	$ 333,110	$ 138,834